FORM 13F

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                               Form 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended:  June 30, 2005

                          Check here if Amendment [ ]:

                        This Amendment (Check only one.):

                              [ ] is a restatement

                         [ ] adds new holdings entries.

              Institutional Investment Manager Filing this Report:


                   Name:  Atlantic Investment Management, Inc.

            Address:  666 Fifth Avenue, 34th Floor, New York, NY 10103
           ------------------------------------------------------------



                         Form 13F File Number: 028-06437
                         -------------------------------

             The institutional investment manager filing this report
          and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Alexander J. Roepers
         -----------------------

Title:   President
         -----------------------

Phone:   212-484-5050
         -----------------------

Signature, Place, and Date of Signing:

/s/ Alexander J. Roepers                 New York, NY           August 9, 2005
---------------------------        ------------------------   ------------------
[Signature]                            [City, State]                 [Date]


Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              Form 13F Summary Page

                                 Report Summary


Number of Other Included Managers:        None

Form 13F Information Table Entry Total:   13

Form 13F Information Table Value Total:   $ 1,793,854  (thousands)

List of Other Included Managers:          None






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

                                             FORM 13F INFORMATION TABLE


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    Column 1                       Column 2   Column 3   Column 4       Column 5         Column 6    Column 7         Column 8

                                   Title of    CUSIP      Value    Shares or  SH/ Put/  Investment   Other        Voting Authority
  Name of Issuer                    Class               (x$1000)   Prin. Amt. PRN Call  Discretion   Managers  Sole    Shared   None
------------------------------------------------------------------------------------------------------------------------------------
Eaton Corp                          COM       278058102   $345,922    5,775,000 SH         SOLE                  5,775,000
Black & Decker Corp                 COM       091797100    339,057    3,773,600 SH         SOLE                  3,773,600
RR Donnelley & Sons Co              COM       257867101    325,764    9,439,700 SH         SOLE                  9,439,700
SPX Corp                            COM       784635104    265,902    5,783,000 SH         SOLE                  5,783,000
Del Monte Foods Co                  COM       24522P103    164,467   15,270,900 SH         SOLE                 15,270,900
Sonoco Products Co                  COM       835495102    131,273    4,953,700 SH         SOLE                  4,953,700
Owens Illinois Inc                  COM       690768403     56,362    2,250,000 SH         SOLE                  2,250,000
New York Times Co                   CL A      650111107     55,135    1,770,000 SH         SOLE                  1,770,000
Newell Rubbermaid Inc               COM       651229106     33,376    1,400,000 SH         SOLE                  1,400,000
Lincoln Electric Co. Holders Inc    COM       533900106     24,835      749,200 SH         SOLE                    749,200
Nucor Corp                          COM       670346105     21,669      475,000 SH         SOLE                    475,000
Kennametal Inc                      COM       489170100     19,257      420,000 SH         SOLE                    420,000
Teleflex Inc                        COM       879369106     10,835      182,500 SH         SOLE                    182,500